UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number:_1__
This Amendment (Check only one.):  [X] is a restatement.
                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road, Suite 204
          Pewaukee, WI  53072

Form 13F File No.:  028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:    President
Phone:    (262) 523-7560
Signature, Place, and Date of Signing:

                                    Pewaukee, Wisconsin
10/27/2005
      (Signature)                    (City/State)       (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
this report, and all holdings
are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:            0

Form 13F Information Table Entry Total:      90

Form 13F Information Table Value Total:      $616,798 (in
thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report:        None



PROVIDENT TRUST COMPANY
SEC #801-58213
September 30, 2005
											  Voting Authority
			Type of		        Shares/	   Value	Invsm	Otr
Name of Issuer		Class	Cusip		Prn Amt	(x 1,000)	Dscrt	Mgr	  Sole    Shared  None

3M COMPANY		Com	88579Y101	     50	       4	Sole		    50
ABBOTT LABS 		Com	002824100	  5,938	     252	Sole		 5,938
ACTUANT CORP		Com	00508X203	  1,300	      61	Sole		 1,300
AFFILIATED CMP SVCS INC Com	008190100       882,200	  48,168	Sole	       882,200
AFLAC INC		Com	001055102	  4,850	     220	Sole		 4,850
AMERICAN EXPRESS CO 	Com	025816109	  1,477	      85	Sole		 1,477
AMERITRADE HOLDING CORP Com	03074K100	 79,160	   1,700	Sole		79,160
AMGEN INC		Com	031162100	  5,981	     477	Sole		 5,981
APACHE CORP 		Com	037411105	548,930	  41,291	Sole	       548,930
APW LTD 		Com	G04397108	 12,250	       0	Sole		12,250
ASSOCIATED BANC CORP	Com	45487105	  1,699	      52	Sole		 1,699
ASTELLAS PHARMA, INC	Com	J03393105	  1,300	      49	Sole		 1,300
BANK OF AMERICA CORP	Com	060505104	    866	      36	Sole		   866
BEMIS, INC 		Com	81437105	  8,000	     198	Sole		 8,000
BERKSHIRE HATHAWAY CL B	Com	084670207	     10	      27	Sole		    10
BIOMET INC 		Com	090613100     1,315,190	  45,650	Sole	     1,315,190
BLOCK H & R INC 	Com	93671105	  6,400	     153	Sole		 6,400
BP PLC SPON ADR		Com	055622104	  7,804	     553	Sole		 7,804
C H ROBINSON WORLDWIDE 	Com	12541W100	    100	       6	Sole		   100
CHEVRON TEXACO CORP	Com	166764100	  4,562	     295	Sole		 4,562
CHICAGO MRCNTL HLDG CLA Com	167760107	101,590	  34,266	Sole	       101,590
CISCO SYSTEMS, INC	Com	17275R102	790,685	  14,169	Sole	       790,685
CITIGROUP INC 		Com	172967101	  9,850	     448	Sole		 9,850
COMCAST CORP CL A	Com	20030N101	    115	       3	Sole		   115
CONOCO PHILLIPS		Com	20825C104	  2,000	     140	Sole		 2,000
COSTCO WHSL CORP NEW 	Com	22160K105	  3,780	     163	Sole		 3,780
DELL INC 		Com	24702R101	606,810	  20,753	Sole	       606,810
DEVRY INC		Com	251893103	  9,412	     179	Sole		 9,412
DISNEY WALT CO 		Com	254687106	  2,634	      64	Sole		 2,634
DOVER CORP		Com	260003108	  2,000	      82	Sole		 2,000
DU PONT E I DE NEMOURS 	Com	263534109	  4,451	     174	Sole		 4,451
EBAY INC 		Com	278642103	  1,700	      70	Sole		 1,700
ECOLAB INC		Com	278865100	  1,000	      32	Sole		 1,000
ENRON CORP		Com	293561106	    126	       0	Sole		   126
EXPRESS SCRIPTS INC	Com	302182100	755,000	  46,961	Sole	       755,000
EXXON MOBIL CORP 	Com	30231G102	  6,049	     384	Sole		 6,049
FASTENAL CO 		Com	311900104	608,680	  37,184	Sole	       608,680
FRANKLIN RES INC 	Com	354613101	  2,890	     243	Sole		 2,890
GANNETT INC 		Com	364730101	  1,200	      83	Sole		 1,200
GENERAL ELEC CO 	Com	369604103	 25,657	     864	Sole		25,657
GILLETTE CO 		Com	375766102	  1,600	      93	Sole		 1,600
GLOBAL CROSSING LTD	Com	G3921A100	  1,000	       0	Sole		 1,000
HEALTH MGMT ASSC CL A	Com	421933102     1,524,035	  35,769	Sole	     1,524,035
HEARTLAND EXPRESS INC	Com	422347104	386,430	   7,852	Sole	       386,430
HOME DEPOT INC		Com	437076102	  1,800	      69	Sole		 1,800
HOSPIRA INC		Com	441060100	    268	      11	Sole		   268
ILLINOIS TOOL WKS INC 	Com	452308109	360,185	  29,654	Sole	       360,185
INPHONIC INC		Com	45772G105	 11,513	     158	Sole		11,513
INTEL CORP 		Com	458140100	  6,600	     163	Sole		 6,600
INTERPUBLIC GRP COS INC	Com	460690100	  2,033	      24	Sole		 2,033
ISTAR FINL INC 		Com	45031U101	  2,500	     101	Sole		 2,500
ITT INDS INC IND 	Com	450911102	  2,390	     272	Sole		 2,390
JACOBS ENGR GROUP INC 	Com	469814107	592,015	  39,902	Sole	       592,015
JOHNSON & JOHNSON 	Com	478160104	  7,750	     490	Sole		 7,750
JOHNSON CONTROLS	Com	478366107	    448	      28	Sole		   448
JP MORGAN CHASE & CO	Com	46625H100	  5,363	     182	Sole		 5,363
KIMBERLY CLARK CORP 	Com	494368103	  3,300	     196	Sole		 3,300
KINDER MORGAN INC KANS 	Com	49455P101	    500	      48	Sole		   500
LOCKHEED MARTIN 	Com	548661107	514,190	  33,114	Sole	       514,190
MANPOWER INC 		Com	56418H100	903,745	  40,117	Sole	       903,745
MANULIFE FINANCIAL CORP	Com	56501R106	  1,461	      78	Sole		 1,461
MARSHALL & ILSLEY CORP 	Com	571834100	 75,351	   3,279	Sole		75,351
MCGRAW HILL COS INC 	Com	580645109	    680	      33	Sole		   680
MEDTRONIC INC 		Com	585055106	651,530	  34,935	Sole	       651,530
METRO AIRLINES INC	Com	591905203	     11	       0	Sole		    11
MONOGRAM BIOSCIENCES	Com	60975U108	 10,372	      24	Sole		10,372
PENTAIR INC 		Com	70963110      1,004,460	  36,663	Sole	     1,004,460
PEPSICO INC 		Com	713448108	  2,600	     147	Sole		 2,600
PFIZER INC 		Com	717081103	 10,360	     259	Sole		10,360
PRINCIPAL FINCL GRP INC	Com	74251V102	    116	       5	Sole		   116
PROCTER & GAMBLE CO	Com	742718109	  8,600	     511	Sole		 8,600
ROYAL DTCH SHELL PLC	Com	780259206	 11,525	     757	Sole		11,525
ST PAUL TRAVELERS CORP	Com	792860108	     35	       2	Sole		    35
SENSIENT TECH CORP	Com	81725T100	  5,060	      96	Sole		 5,060
STATE FNCL SRCS CRP CL ACom	856855101	  5,825	     213	Sole		 5,825
STREICHER MBL FUELING 	Com	862924107	  1,000	       4	Sole		 1,000
STRYKER CORP 		Com	863667101	 17,988	     889	Sole		17,988
SUN LIFE FINANCIAL INC	Com	866796105	    417	      16	Sole		   417
SYSCO CORP 		Com	871829107	  8,760	     275	Sole		 8,760
T ROWE PRICE GROUP INC	Com	74144T108	 10,000	     653	Sole		10,000
TARGET CORP		Com	87612E106	    350	      18	Sole		   350
TOLL BROS INC 		Com	889478103	293,000	  13,088	Sole	       293,000
TRIBUNE CO NEW 		Com	896047107	  1,000	      34	Sole		 1,000
UNITED TECHNOLOGIES CRP	Com	913017109	  2,000	     104	Sole		 2,000
US BANCORP		Com	902973304	    144	       4	Sole		   144
WAL MART STORES INC 	Com	931142103	  5,300	     232	Sole		 5,300
WALGREEN CO 		Com	931422109	929,616	  40,392	Sole	       929,616
WM WRIGLEY JR		Com	982526105	  1,200	      86	Sole		 1,200
WYETH			Com	983024100	  1,000	      46	Sole		 1,000
ZIMMER HOLDINGS INC W/I Com	98956P102	  2,272	     157	Sole		 2,272

					     13,213,694  616,798		    13,213,694